Stockholders' Equity (Details 2) - Employee Stock Option [Member]	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected term (in years)	6 years 2 months 30 days	6 years 2 months 30 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.37%	2.14%
Volatility	101.50%	99.90%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.69%	2.61%
Volatility	102.30%	101.60%